Acquisitions (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Virginia Savings Bank [Member]	May 31, 2012 Virginia Savings Bank [Member] item	Jan. 10, 2013 Community Financial Corporation [Member]	Jan. 10, 2013 Community Bank [Member]	Jan. 09, 2013 Community Bank [Member]	Jan. 10, 2013 Virginia Beach, Virginia [Member] Community Bank [Member] store	Jan. 10, 2013 Western Virginia [Member] Community Bank [Member] store
Business Acquisition [Line Items]
Percent of outstanding common and preferred stock						100.00%
Number of branches acquired						5				2	8
Assets	$ 2,917,466,000	$ 2,777,109,000				$ 132,000,000		$ 460,000,000
Loans						82,000,000		410,000,000
Deposits	2,409,316,000	2,221,268,000				120,000,000		380,000,000
Shareholders' equity	333,274,000	311,134,000	314,861,000	308,902,000		11,000,000		53,000,000
Transaction purchase price						12,395,000
Cash						4,672,000
Common stock value						7,723,000
Number of common stock shares acquired						240,000
Closing price of common stock at acquisition						$ 32.18			$ 36.23
Amortization time period for core deposit intangible assets	10 years
Core deposit annual charge, Maximum					200,000
Premium on time deposits					2,300,000
Premium on time deposits amortization period					5 years
Core deposit intangible						1,273,000
Percent of outstanding common and preferred stock acquired							100.00%
Number of City Holding Company common shares recieved per share of Community Financial Corporation stock							0.1753
Number of City Holding Company common stock shares issued to acquired entity stockholders							767,000
Transaction value								$ 28,000,000